Revenue and Deferred Revenue (Details) - Schedule of Current Deferred Revenue - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current Deferred Revenue [Abstract]
Deferred revenue – beginning of period	$ 4,112	$ 3,772	$ 152
Deferred revenue – end of period	4,079	4,112	3,772
Additions		13,392	3,762
Recognized	$ (3,718)	$ (13,052)	$ (142)